Basic and Diluted Earnings Per Share (Tables) - Boa Vista Servicos S A [member]	7 Months Ended
Aug. 07, 2023
Earnings per share [line items]
Summary of Calculated Based on the Weighted Average Number of Common Shares
Calculated based on the weighted average number of common shares as follows:

	Period ended August 7, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit for the period/year attributable to the owners of the Company and used to calculate basic earnings per share (in Reais - R$)	108,023,628	297,750,335	175,196,612
Weighted average number of common shares for basic earnings per share calculation purposes	531,524,863	531,849,714	527,706,265
Weighted average treasury shares	(1,230,038)	(789,429)	—
Weighted average number of common shares for basic earnings per share calculation purposes	530,294,825	531,060,285	526,706,265

Basic earnings per share - R$	0.2037	0.5607	0.3320

Summary of Weighted Average Number of Common Shares Used to Calculate Basic Earnings Per Share
The weighted average number of common shares used to calculate diluted earnings per share is reconciled with the weighted average number of common shares used to calculate basic earnings per share as follows:

	Period ended August 7, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit for the period/year attributable to the owners of the Company and used to calculate diluted earnings per share (in Reais – R$)	108,023,628	297,750,335	175,196,612
Weighted average number of common shares used to calculate basic earnings per share	531,524,863	531,849,714	527,706,265
Weighted average treasury shares	(1,230,038)	(789,429)	—
Effect of warrants	708,996	1,387,621	711,601
Effect of share options	2,011,348	2,609,392	4,059,077
Effect of restricted shares	927,682	—	—

Weighted average number of common shares for diluted earnings per share calculation purposes	533,942,851	535,057,298	532,476,943

Diluted earnings per share – R$	0.2023	0.5565	0.3290